PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning Liabilities	shomi	Other	Total

December 31, 2016	35	112	20	167
Additions	—	—	1	1
Adjustments to existing provisions	4	—	—	4
Reversals	—	(20)	—	(20)
Amounts used	(4)	(92)	(17)	(113)

December 31, 2017	35	—	4	39

Current	2	—	2	4
Long-term	33	—	2	35